PREPAYMENTS AND OTHER CURRENT ASSETS (Schedule of Prepayments and Other Current Assets) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Prepaid Expenses And Other Current Assets [Line Items]
Prepayments to ZR Guofu	[1]	¥ 0	$ 0	¥ 53,141
Due from suppliers	[2]	23,243	3,572	11,148
Due from hospitals	[3]	1,179	181	21,274
Loan receivables	[4]	114,456	17,592	43,503
Advances to employees	[5]	4,383	674	6,354
Receivables from disposal of medical equipment	[6]	90,324	13,883	12,668
Deferred expenses		111	17	1,637
Interest receivable		5,100	784	9,571
Dividend receivable		766	118	766
Others		29,959	4,603	6,548
Prepayments and other current assets, gross		269,521	41,424	166,610
Reserve for unrecoverable deposits		(4,798)	(737)	(4,798)
Prepayments and other current assets		¥ 264,723	$ 40,687	¥ 161,812

[1]	Prepayments to ZR Guofu represented the prepayment made for the annual interest expense and consultation expense as of December 31, 2016 (note 1).
[2]	Amounts due from suppliers represent prepayments made for orders and returnable deposits of cancelled orders. The risk of loss arising from non-performance by or bankruptcy of suppliers is assessed prior to the order of the equipment. The Group has provided reserve amounting to RMB4,798 and RMB4,798 (US$737) on amounts due from suppliers as at December 31, 2016 and 2017, respectively.
[3]	Amounts due from hospitals represent interest-free advances to hospitals and the compensation to be received from hospitals for early termination. The Group has assessed the impact of such advances on revenue recognition at the outset of the arrangement and has concluded that they do not affect revenue recognition. The risk of loss arising from any failure of hospital customers to fulfill their financial obligations is assessed prior to making the advances and is monitored for recoverability on a regular basis by management.
[4]	Loan receivables represented the loans to others parties, including loans to related parties such as the Xi’an JiangyuanAndike Ltd. (“JYADK”), Allcure Information of total amount of RMB13,658 and RMB13,658 (US$1,967) as at December 31, 2016 and 2017, respectively. Besides, the loan to JYADK contributed to interest receivable of RMB370 (US$53) and RMB221 (US$34) as at December 31, 2016 and 2017, respectively (note 24).
[5]	The advances to employees represent interest-free advance held by the Company’s employees to cover expenses of hospital customers. The risk of loss is assessed prior to making the advances and is monitored on a regular basis by management. Historically, the Group has not experienced any loss of such advances.
[6]	Receivables from disposal of medical equipment represented the consideration to be received from several hospitals, which the Group entered into termination contracts with and disposed all leasing equipment to.